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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/312, 9/303
Date of reporting period: 6/30/10

[1]	Funds included are: Invesco Convertible Securities Fund, Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Leaders Fund.

[2]	Funds with the fiscal year end 3/31 are: Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Leaders Fund.

[3]	The Fund with the fiscal year end 9/30 is: Invesco Convertible Securities Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-CSEC-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Convertible Securities Fund
Schedule of Investments (a)
June 30, 2010 (unaudited)

	Principal
	Amount	Value

Convertible Bonds (82.2%)
Advertising (1.2%)
Interpublic Group of Cos., Inc., 4.25%, 03/15/23	$1,220,000	$1,227,625

Aerospace & Defense (1.5%)
AAR Corp., 1.75%, 02/01/26	1,000,000	893,750
L-3 Communications Holdings, Inc., 3.00%, 08/01/35	598,000	600,990

		1,494,740

Alternative Carriers (0.2%)
Globalstar Inc., 5.75%, 04/01/28	270,000	223,763

Apparel Retail (0.7%)
Charming Shoppes, Inc., 1.125%, 05/01/14	967,000	739,755

Application Software (2.6%)
Cadence Design Systems, Inc., 2.625%, 06/01/15(b)	616,000	602,140
Nuance Communications, Inc., 2.75%, 08/15/27	827,000	868,350
Salesforce.com, Inc., 0.75%, 01/15/15(b)	930,000	1,079,962

		2,550,452

Asset Management & Custody Banks (0.6%)
Janus Capital Group, Inc., 3.25%, 07/15/14	554,000	558,155

Auto Parts & Equipment (0.8%)
BorgWarner, Inc., 3.50%, 04/15/12	600,000	777,000

Automobile Manufacturers (0.5%)
Ford Motor Co., 4.25%, 11/15/16	385,000	481,731

Automotive Retail (1.0%)
Sonic Automotive, Inc., 5.00%, 10/01/29	997,000	980,799

Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc., 1.375%, 02/01/12	230,000	748,938
Amgen, Inc., 0.375%, 02/01/13	775,000	769,188
Amylin Pharmaceuticals, Inc., 3.00%, 06/15/14	945,000	804,431
BioMarin Pharmaceutical, Inc., 1.875%, 04/23/17	762,000	816,292
Cephalon, Inc., 2.50%, 05/01/14	470,000	495,850
Gilead Sciences, Inc., 0.50%, 05/01/11	938,000	972,002
Incyte Corp. Ltd., 4.75%, 10/01/15(b)	485,000	722,650
Isis Pharmaceuticals, Inc., 2.625%, 02/15/27	283,000	267,789
Theravance, Inc., 3.00%, 01/15/15	860,000	732,075

		6,329,215

Brewers (1.3%)
Molson Coors Brewing Co., 2.50%, 07/30/13	1,200,000	1,293,000

Broadcasting (0.8%)
Central European Media Enterprises Ltd., 3.50%, 03/15/13(b)	1,100,000	842,875

Cable & Satellite (1.2%)
Virgin Media, Inc., 6.50%, 11/15/16	1,050,000	1,235,062

Casinos & Gaming (1.4%)
International Game Technology, 3.25%, 05/01/14	632,000	695,200
MGM Resorts International, 4.25%, 04/15/15(b)	850,000	676,812

		1,372,012

Coal & Consumable Fuels (0.6%)
Massey Energy Co., 3.25%, 08/01/15	250,000	209,063
Peabody Energy Corp., 4.75%, 12/15/66	375,000	367,500

		576,563

Communications Equipment (2.8%)
ADC Telecommunications, Inc., 3.50%, 07/15/15	500,000	410,000
Arris Group, Inc., 2.00%, 11/15/26	1,050,000	997,500
Ciena Corp., 4.00%, 03/15/15(b)	1,180,000	1,107,725
Powerwave Technologies, Inc., 3.875%, 10/01/27	400,000	285,000

		2,800,225

Computer Storage & Peripherals (3.6%)
EMC Corp., 1.75%, 12/01/11	850,000	1,035,937
NetApp, Inc., 1.75%, 06/01/13	1,100,000	1,419,000
SanDisk Corp., 1.00%, 05/15/13	1,320,000	1,179,750

		3,634,687

Construction & Farm Machinery & Heavy Trucks (2.3%)
Navistar International Corp., 3.00%, 10/15/14	865,000	1,018,537
See accompanying notes which are an Integral Part of this Schedule.

Invesco Convertible Securities Fund

	Principal
	Amount	Value

Terex Corp., 4.00%, 06/01/15	$400,000	$543,000
Titan International, Inc., 5.625%, 01/15/17(b)	610,000	725,138

		2,286,675

Construction Materials (1.0%)
Cemex SAB de CV, 4.875%, 03/15/15(b)	1,040,000	1,033,500

Data Processing & Outsourced Services (0.8%)
Alliance Data Systems Corp., 1.75%, 08/01/13	835,000	812,038

Department Stores (1.2%)
Saks, Inc., 2.00%, 03/15/24	1,355,000	1,178,850

Electronic Manufacturing Services (0.4%)
TTM Technologies, Inc., 3.25%, 05/15/15	440,000	397,100

Environmental & Facilities Services (0.5%)
Covanta Holding Corp., 1.00%, 02/01/27	550,000	512,875

Footwear (1.1%)
Iconix Brand Group, Inc., 1.875%, 06/30/12	1,200,000	1,122,000

Gold (0.5%)
Newmont Mining Corp., 3.00%, 02/15/12	330,000	469,425

Health Care Equipment (3.7%)
Hologic, Inc., 2.00%, 12/15/37(c)	900,000	770,625
Insulet Corp., 5.375%, 06/15/13	600,000	600,750
Medtronic, Inc., 1.625%, 04/15/13	850,000	856,375
Wright Medical Group, Inc., 2.625%, 12/01/14	1,650,000	1,433,437

		3,661,187

Health Care Facilities (1.4%)
LifePoint Hospitals, Inc., 3.50%, 05/15/14	1,100,000	1,021,625
NovaMed, Inc., 1.00%, 06/15/12	450,000	374,062

		1,395,687

Health Care Services (1.1%)
Chemed Corp., 1.875%, 05/15/14	1,150,000	1,065,187

Homebuilding (0.9%)
DR Horton, Inc., (Series DHI) , 2.00%, 05/15/14	900,000	919,125

Hotels, Resorts & Cruise Lines (0.5%)
Gaylord Entertainment Co., 3.75%, 10/01/14(b)	440,000	460,900

Industrial Conglomerates (0.4%)
Textron, Inc., (Series TXT) , 4.50%, 05/01/13	250,000	363,125

Industrial REIT’s (0.9%)
ProLogis, 3.25%, 03/15/15	1,000,000	898,750

Internet Retail (0.9%)
priceline.com, Inc., 1.25%, 03/15/15(b)	1,020,000	942,225

Internet Software & Services (5.7%)
Equinix, Inc., 2.50%, 04/15/12	1,700,000	1,719,125
GSI Commerce, Inc., 2.50%, 06/01/27	850,000	957,312
SAVVIS, Inc., 3.00%, 05/15/12	1,750,000	1,653,750
Terremark Worldwide, Inc., 6.625%, 06/15/13	450,000	444,938
VeriSign, Inc., 3.25%, 08/15/37	1,000,000	908,750

		5,683,875

Investment Banking & Brokerage (1.3%)
Jefferies Group, Inc., 3.875%, 11/01/29	524,000	493,870
MF Global Holdings Ltd., 9.00%, 06/20/38	800,000	826,000

		1,319,870

IT Consulting & Other Services (0.7%)
CACI International, Inc., 2.125%, 05/01/14	750,000	731,250

Life Sciences Tools & Services (0.9%)
Life Technologies Corp., 1.50%, 02/15/24	470,000	518,763
Life Technologies Corp., 3.25%, 06/15/25	300,000	339,000

		857,763

Managed Health Care (0.6%)
Amerigroup Corp., 2.00%, 05/15/12	620,000	630,075

Metal & Glass Containers (0.4%)
Owens-Brockway Glass Container, Inc., 3.00%, 06/01/15(b)	390,000	360,263

Movies & Entertainment (0.6%)
Liberty Media LLC, 3.125%, 03/30/23	600,000	630,750

Office REIT’s (1.1%)
Digital Realty Trust LP, 5.50%, 04/15/29(b)	750,000	1,074,844

Oil & Gas Drilling (1.7%)
Transocean, Inc., (Series A) , 1.625%, 12/15/37	$1,150,000	$1,119,812
Transocean, Inc., (Series B) , 1.50%, 12/15/37	650,000	580,125

		1,699,937

See accompanying notes which are an Integral Part of this Schedule.

Invesco Convertible Securities Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services (1.6%)
Core Laboratories LP, 0.25%, 10/31/11	350,000	560,438
Exterran Holdings, Inc., 4.25%, 06/15/14	250,000	328,125
SESI LLC, 1.50%, 12/15/26(c)	745,000	687,262

		1,575,825

Oil Company — Exploration & Production (0.7%)
Chesapeake Energy Corp., 2.50%, 05/15/37	900,000	705,375

Packaged Foods & Meats (1.3%)
Smithfield Foods, Inc., 4.00%, 06/30/13	800,000	781,000
Tyson Foods, Inc., 3.25%, 10/15/13	470,000	551,075

		1,332,075

Pharmaceuticals (4.8%)
Endo Pharmaceuticals Holdings, Inc., 1.75%, 04/15/15(b)	1,100,000	1,045,000
King Pharmaceuticals, Inc., 1.25%, 04/01/26	675,000	588,094
Mylan, Inc., 1.25%, 03/15/12	600,000	600,000
Nektar Therapeutics, 3.25%, 09/28/12	1,200,000	1,156,500
Teva Pharmaceutical Finance Co. BV, (Series D) , 1.75%, 02/01/26	420,000	483,000
Viropharma, Inc., 2.00%, 03/15/17	1,050,000	906,937

		4,779,531

Property & Casualty Insurance (0.5%)
Old Republic International Corp., 8.00%, 05/15/12	400,000	477,000

Semiconductors (4.6%)
Advanced Micro Devices, Inc., 6.00%, 05/01/15	810,000	773,550
Intel Corp., 2.95%, 12/15/35(b)	550,000	525,250
Intel Corp., 2.95%, 12/15/35	300,000	286,500
Micron Technology, Inc., 1.875%, 06/01/14	1,100,000	972,125
On Semiconductor Corp., 2.625%, 12/15/26(b)	1,000,000	941,250
Suntech Power Holdings Co. Ltd. (Cayman Islands), 3.00%, 03/15/13	500,000	378,125
Yingli Green Energy Holding Co. Ltd., 0.00%, 12/15/12	640,000	720,000

		4,596,800

Specialized Consumer Services (0.3%)
Sotheby’s, 3.125%, 06/15/13	300,000	292,500

Specialized Finance (0.5%)
NASDAQ OMX Group, Inc. (The), 2.50%, 08/15/13	560,000	534,100

Specialty Properties (0.7%)
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	650,000	675,188

Steel (1.4%)
Allegheny Technologies, Inc., 4.25%, 06/01/14	700,000	903,875
Steel Dynamics, Inc., 5.125%, 06/15/14	500,000	539,375

		1,443,250

Systems Software (3.0%)
Rovi Corp., 2.625%, 08/15/11	630,000	874,913
Symantec Corp., 0.75%, 06/15/11	620,000	617,675
Symantec Corp., 1.00%, 06/15/13	900,000	919,125
TeleCommunication Systems, Inc., 4.50%, 11/01/14(b)	669,000	556,106

		2,967,819

Technology Distributors (1.0%)
Anixter International, Inc., 1.00%, 02/15/13	1,050,000	959,438

Thrifts & Mortgage Finance (0.6%)
MGIC Investment Corp., 5.00%, 05/01/17	260,000	233,675
PMI Group, Inc. (The), 4.50%, 04/15/20	520,000	362,050

		595,725

Trading Companies & Distributors (0.8%)
United Rentals, Inc., 4.00%, 11/15/15	750,000	809,063

Trucking (1.0%)
Avis Budget Group, Inc., 3.50%, 10/01/14(b)	1,100,000	999,625

Wireless Telecommunication Services (1.7%)
Leap Wireless International, Inc., 4.50%, 07/15/14	600,000	505,500
SBA Communications Corp., 1.875%, 05/01/13	1,155,000	1,166,550

		1,672,050

Total Convertible Bonds (Cost $80,105,670)		82,040,299

	Shares	Value

Convertible Preferred Stocks (11.9%)
Agricultural Products (0.3%)
Bunge Ltd. $51.25	660	$326,700

Diversified Banks (0.9%)
Wells Fargo & Co. (Series L) $75.00	925	861,175

Electric Utilities (1.9%)
NextEra Energy, Inc. $4.188	24,300	1,203,093
See accompanying notes which are an Integral Part of this Schedule.

Invesco Convertible Securities Fund

	Shares	Value

PPL Corp.	13,000	677,820

		1,880,913

Health Care Facilities (0.6%)
Healthsouth Corp. $65.00	670	553,755

Health Care Services (0.7%)
Omnicare Capital Trust II (Series B) $2.00	19,000	676,400

Multi-line Insurance (1.1%)
American International Group, Inc. $6.375	53,900	517,440
Hartford Financial Services Group, Inc.	26,840	621,077

		1,138,517

Oil & Gas Storage & Transportation (0.9%)
El Paso Corp. $49.90	900	866,475

Other Diversified Financial Services (1.6%)
Bank of America Corp. (Series L) $72.50	764	681,106
Citigroup, Inc. (Series T) $7.50	8,300	937,900

		1,619,006

Packaged Foods & Meats (1.0%)
2009 Dole Food Automatic Common Exchange Security Trust $0.266 (b)	93,400	1,012,811

Property & Casualty Insurance (0.4%)
XL Capital Ltd. $2.688	17,000	427,210

Railroads (0.6%)
Kansas City Southern $51.25	460	581,440

Regional Banks (0.6%)
KeyCorp (Series A) $7.75	6,100	581,025

Wireless Telecommunication Services (1.3%)
Crown Castle International Corp. $3.125	24,000	1,350,000

Total Convertible Preferred Stocks (Cost $11,879,345)		11,875,427

Common Stocks (1.1%)
Pharmaceuticals (1.1%)
Merck & Co., Inc.	32,165	1,124,810

Total Common Stocks (Cost $1,167,268)		1,124,810

Money Market Funds (2.1%)
Liquid Assets Portfolio — Institutional Class (d)	1,068,817	1,068,817
Premier Portfolio — Institutional Class (d)	1,068,817	1,068,817

Total Money Market Funds (Cost $2,137,634)		2,137,634

Total Investments (Cost $95,289,917)	97.3%	97,178,170
Other Assets Less Liabilities	2.7	2,661,214

Net Assets	100.0%	$99,839,384

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $14,709,076 which represented 14.7% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an Integral Part of this Schedule.

Invesco Convertible Securities Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Convertible Securities Fund
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,884,671	$7,253,200	$—	$15,137,871
Convertible Bonds	—	82,040,299	—	82,040,299

Total Investments	$7,884,671	$89,293,499	$—	$97,178,170

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,053,550
Aggregate unrealized (depreciation) of investment securities	(4,172,709)

Net unrealized appreciation of investment securities	$1,880,841

Cost of investments for tax purposes is $95,297,329.

Invesco Van Kampen Asset Allocation Conservative Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-AAC-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.1%
Invesco Van Kampen American Value Fund, Class Y (a)	115,763	$2,581,511
Invesco Van Kampen Capital Growth Fund, Class Y (a)(b)	594,608	6,439,601
Invesco Van Kampen Comstock Fund, Class Y (a)	500,341	6,434,382
Invesco Van Kampen Corporate Bond Fund, Class Y (a)	3,669,346	24,364,458
Invesco Van Kampen Emerging Markets Fund, Class Y (a)(b)	102,816	1,366,430
Invesco Van Kampen Government Securities Fund, Class Y (a)	2,012,780	19,503,839
Invesco Van Kampen Growth and Income Fund, Class Y (a)	723,738	11,398,870
Invesco Van Kampen Harbor Fund, Class Y (a)	240,007	3,568,900
Invesco Van Kampen High Yield Fund, Class Y (a)	396,757	3,658,103
Invesco Van Kampen International Growth Fund, Class Y (a)	670,927	9,332,593
Invesco Van Kampen Limited Duration Fund, Class Y (a)(d)	1,341,860	12,116,999
Invesco Van Kampen Mid Cap Growth Fund, Class Y (a)(b)	109,787	2,570,123
Invesco Van Kampen Real Estate Securities Fund, Class Y (a)	175,279	2,581,855
Invesco Van Kampen U.S. Mortgage Fund, Class Y (a)	463,285	6,096,830
iShares Barclays 20+ Year Treasury Bond Fund	90,900	9,249,075
PowerShares DB Precious Metals Fund (b)(c)	14,700	621,075
SPDR S&P 500 ETF Trust	22,100	2,281,162

Total Long-Term Investments 99.1% (Cost $114,681,994)		124,165,806

Money Market Funds 1.0%
Liquid Assets Portfolio-Institutional Class (a)	640,934	640,934
Premier Portfolio-Institutional Class (a)	640,934	640,934

Total Money Market Funds 1.0% (Cost $1,281,868)		1,281,868

Invesco Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Total Investments 100.1% (Cost $115,963,862)		$125,447,674
Liabilities in Excess of Other Assets (0.1%)		(161,342)

Net Assets 100.0%		$125,286,332

Percentages are calculated as a percentage of net assets.

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

(b)	Non-income producing security.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s share outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Van Kampen Limited Duration Fund, Class Y	10.87%
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales

Invesco Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market

Invesco Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Equity Securities	$125,447,674	$—	$—	$125,447,674
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,238,104
Aggregate unrealized (depreciation) of investment securities	(1,529,847)

Net unrealized appreciation of investment securities	$1,708,257

Cost of Investments for tax purposes is $123,739,417.

Invesco Van Kampen Asset Allocation Growth Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-AAG-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.3%
Invesco Van Kampen Capital Growth Fund, Class Y (a)(b)	1,984,637	$21,493,621
Invesco Van Kampen Comstock Fund, Class Y (a)	1,676,786	21,563,463
Invesco Van Kampen Corporate Bond Fund, Class Y (a)	1,700,080	11,288,531
Invesco Van Kampen Emerging Markets Fund, Class Y (a)(b)	783,076	10,407,085
Invesco Van Kampen Growth and Income Fund, Class Y (a)	933,207	14,698,009
Invesco Van Kampen High Yield Fund, Class Y (a)	913,911	8,426,258
Invesco Van Kampen International Growth Fund, Class Y (a)	2,078,028	28,905,365
Invesco Van Kampen Limited Duration Fund, Class Y (a)	230,877	2,084,819
Invesco Van Kampen Mid Cap Growth Fund, Class Y (a)(b)	698,498	16,351,834
Invesco Van Kampen Real Estate Securities Fund, Class Y (a)	221,013	3,255,517
Invesco Van Kampen U.S. Mortgage Fund, Class Y (a)	214,182	2,818,634
iShares Barclays 20+ Year Treasury Bond Fund	104,200	10,602,350
PowerShares DB Precious Metals Fund (b)(c)	18,700	790,075
SPDR S&P 500 ETF Trust	42,200	4,355,884

Total Long-Term Investments 99.3%
(Cost $148,715,172)		157,041,445

Money Market Funds 0.9%
Liquid Assets Portfolio-Institutional Class (a)	746,924	746,924
Premier Portfolio-Institutional Class (a)	746,924	746,924

Total Money Market Funds 0.9%
(Cost $1,493,848)		1,493,848

Total Investments 100.2%
(Cost $150,209,020)		158,535,293
Liabilities in Excess of Other Assets (0.2%)		(313,985)

Net Assets 100.0%		$158,221,308

Percentages are calculated as a percentage of net assets.

Invesco Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

(b)	Non-income producing security.

(c)	Not an affiliate of the Fund or its investment adviser.
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the

Invesco Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Invesco Van Kampen Asset Allocation Growth Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Equity Securities	$158,535,293	$—	$—	$158,535,293
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$-0-
Aggregate unrealized (depreciation) of investment securities	(9,473,503)

Net unrealized (depreciation) of investment securities	$(9,473,503)

Cost of investments for tax purposes is $168,008,796.

Invesco Van Kampen Asset Allocation Moderate Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-AAM-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.2%
Invesco Van Kampen Capital Growth Fund, Class Y (a)(b)	2,132,828	$23,098,523
Invesco Van Kampen Comstock Fund, Class Y (a)	1,805,782	23,222,360
Invesco Van Kampen Corporate Bond Fund, Class Y (a)	3,868,333	25,685,733
Invesco Van Kampen Emerging Markets Fund, Class Y (a)(b)	809,509	10,758,378
Invesco Van Kampen Government Securities Fund, Class Y (a)	2,434,061	23,586,056
Invesco Van Kampen Growth and Income Fund, Class Y (a)	965,862	15,212,328
Invesco Van Kampen High Yield Fund, Class Y (a)	1,151,178	10,613,860
Invesco Van Kampen International Growth Fund, Class Y (a)	2,469,509	34,350,867
Invesco Van Kampen Limited Duration Fund, Class Y (a)(d)	1,526,851	13,787,466
Invesco Van Kampen Mid Cap Growth Fund, Class Y (a)(b)	651,369	15,248,542
Invesco Van Kampen Real Estate Securities Fund, Class Y (a)	258,402	3,806,256
Invesco Van Kampen U.S. Mortgage Fund, Class Y (a)	812,647	10,694,440
iShares Barclays 20+ Year Treasury Bond Fund	152,600	15,527,050
PowerShares DB Precious Metals Fund (b)(c)	27,200	1,149,200
SPDR S&P 500 ETF Trust	61,900	6,389,318

Total Long-Term Investments 99.2% (Cost $217,430,928)		233,130,377

Money Market Funds 1.1%
Liquid Assets Portfolio-Institutional Class (a)	1,304,218	1,304,218
Premier Portfolio-Institutional Class (a)	1,304,218	1,304,218

Total Money Market Funds 1.1% (Cost $2,608,436)		2,608,436

Invesco Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Total Investments 100.3% (Cost $220,039,364)		$235,738,813
Liabilities in Excess of Other Assets (0.3%)		(722,162)

Net Assets 100.0%		$235,016,651

Percentages are calculated as a percentage of net assets.

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

(b)	Non-income producing security.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s share outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Van Kampen Limited Duration Fund, Class Y	12.37%
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales

Invesco Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy

Invesco Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$235,738,813	$—	$—	$235,738,813
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$-0-

Aggregate unrealized (depreciation) of investment securities	(8,512,782)

Net unrealized (depreciation) of investment securities	$(8,512,782)

Cost of investments for tax purposes is $244,251,595.

Invesco Van Kampen Leaders Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-LEA-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Leaders Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 99.5%
Invesco Van Kampen Comstock Fund, Class Y (a)	4,875,101	$62,693,798
Invesco Van Kampen Equity and Income Fund, Class Y (a)	8,653,743	63,691,549
Invesco Van Kampen International Growth Fund, Class Y (a)(b)	4,567,727	63,537,087
Total Long-Term Investment 99.5%

(Cost $224,339,322)		189,922,434

Money Market Funds 0.8%
Liquid Assets Portfolio-Institutional Class (a)	726,682	726,682
Premier Portfolio-Institutional Class (a)	726,682	726,682

Total Money Market Funds 0.8%
(Cost $1.453.364)		1,453,364

Total Investments 100.3%
(Cost $225,792,686)		191,375,798
Liabilities in Excess of Other Assets (0.3%)		(499,773)

Net Assets 100.0%		$190,876,025

Percentages are calculated as a percentage of net assets.

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s share outstanding:

Invesco Van Kampen Leaders Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Van Kampen International Growth Fund, Class Y	8.05%
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant

Invesco Van Kampen Leaders Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	Prices are based on quoted prices in active markets for identical investments.

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Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Equity Securities	$191,375,798	$—	$—	$191,375,798
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,826,501
Aggregate unrealized (depreciation) of investment securities	(70,357,238)

Net unrealized (depreciation) of investment securities	($63,530,738)

Cost of investments for tax purposes is $254,906,536.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.